Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
1
Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 97.59%
Communication Services - 0.27%
Consolidated
Communications
Holdings, Inc.
* 14,800 $ 84,212
Consumer Discretionary - 17.87%
Adient PLC
* 11,400 197,562
Chico's FAS, Inc.
128,300 124,772
Everi Holdings, Inc.
* 33,200 273,900
GameStop Corp., Class A
*+ 64,200 654,840
Hibbett Sports, Inc.
* 13,700 537,314
Lithia Motors, Inc., Class A
+ 800 182,352
Meritage Homes Corp.
* 2,500 275,975
Michaels Cos., Inc. (The)
*+ 42,500 410,337
ODP Corp. (The)
15,430 300,113
Scientific Games Corp.
* 13,300 464,303
Shoe Carnival, Inc.
+ 13,100 439,898
Signet Jewelers, Ltd.
+ 26,400 493,680
Sleep Number Corp.
* 7,900 386,389
Tenneco, Inc., Class A
* 61,200 424,728
Tupperware Brands Corp.
22,600 455,616
5,621,779
Consumer Staples - 1.55%
United Natural Foods,
Inc.
*+ 26,100 388,107
Weis Markets, Inc.
2,100 100,800
488,907
Energy - 7.69%
Antero Resources Corp.
*+ 168,300 462,825
Arch Resources, Inc.
6,100 259,128
Comstock Resources, Inc.
* 20,700 90,666
CONSOL Energy, Inc.
* 107,900 477,997
CVR Energy, Inc.
6,500 80,470
Nabors Industries, Ltd.
4,200 102,648
Peabody Energy Corp.
181,300 416,990
Whiting Petroleum Corp.
* 8,700 150,423
World Fuel Services Corp.
17,900 379,301
2,420,448
Financials - 22.95%
Artisan Partners Asset
Management, Inc.,
Class A
12,100 471,779
Axos Financial, Inc.
* 15,900 370,629
Enstar Group, Ltd.
* 2,100 339,150
Essent Group, Ltd.
10,900 403,409
Federated Hermes, Inc.
8,500 182,835
First BanCorp Puerto Rico
46,800 244,296
Industry Company Shares Value
Financials (continued)
GAMCO Investors, Inc.,
Class A
8,700 $ 100,659
HarborOne Bancorp, Inc.
49,900 402,693
Independence Holding Co.
2,100 79,191
James River Group
Holdings, Ltd.
9,800 436,394
LCNB Corp.
9,500 129,675
National General Holdings
Corp.
14,400 486,000
National Western Life
Group, Inc., Class A
1,900 347,263
Nelnet, Inc., Class A
6,300 379,575
NMI Holdings, Inc., Class A
* 11,300 201,140
OFG Bancorp
22,700 282,842
Piper Sandler Cos.
6,700 489,100
Provident Bancorp, Inc.
19,000 148,010
Provident Financial
Services, Inc.
11,800 143,960
Selective Insurance Group,
Inc.
6,200 319,238
Stewart Information
Services Corp.
10,000 437,300
Stifel Financial Corp.
8,500 429,760
Waddell & Reed Financial,
Inc., Class A
+ 8,700 129,195
Walker & Dunlop, Inc.
2,600 137,800
Waterstone Financial, Inc.
8,300 128,567
7,220,460
Health Care - 9.51%
CASI Pharmaceuticals, Inc.
* 205,200 313,956
Community Health
Systems, Inc.
* 51,500 217,330
HealthStream , Inc.
* 14,700 295,029
Lannett Co., Inc.
*+ 29,700 181,467
Mallinckrodt PLC
*+ 99,700 97,038
Milestone Scientific, Inc.
* 99,800 138,722
MyoKardia , Inc.
* 1,200 163,596
National HealthCare Corp.
1,300 81,003
Owens & Minor, Inc.
27,600 693,036
Phibro Animal Health Corp.,
Class A
21,500 374,100
TherapeuticsMD , Inc.
*+ 275,500 435,290
2,990,567
Industrials - 12.49%
ABM Industries, Inc.
12,300 450,918
Arcosa , Inc.
3,800 167,542
Atlas Air Worldwide
Holdings, Inc.
* 2,200 133,980
Brady Corp., Class A
9,400 376,188
Builders FirstSource , Inc.
* 12,900 420,798

Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
2
Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
GMS, Inc.
* 3,900 $ 93,990
Hawaiian Holdings, Inc.
+ 13,400 172,726
Hub Group, Inc., Class A
* 2,600 130,507
Meritor, Inc.
* 11,000 230,340
Pitney Bowes, Inc.
32,100 170,451
Quad/Graphics, Inc.
145,900 442,077
Rexnord Corp.
15,700 468,488
SkyWest, Inc.
3,500 104,510
Triton International, Ltd.
2,800 113,876
Veritiv Corp.
* 30,300 383,598
Willis Lease Finance Corp.
* 3,700 68,265
3,928,254
Information Technology - 6.43%
Amkor Technology, Inc.
* 36,100 404,320
Axcelis Technologies, Inc.
* 7,400 162,800
Cardtronics PLC, Class A
* 2,700 53,460
Diebold Nixdorf, Inc.
* 13,000 99,320
PC Connection, Inc.
6,200 254,572
Sanmina Corp.
* 14,800 400,340
Sykes Enterprises, Inc.
* 13,500 461,835
Synaptics , Inc.
*+ 2,300 184,966
2,021,613
Materials - 5.49%
Commercial Metals Co.
21,500 429,570
Innospec , Inc.
4,800 303,936
Ryerson Holding Corp.
* 86,400 495,072
Verso Corp., Class A
18,400 145,176
Warrior Met Coal, Inc.
20,700 353,556
1,727,310
Real Estate - 11.81%
Armada Hoffler Properties,
Inc.
14,200 131,492
Getty Realty Corp.
10,400 270,504
Gladstone Commercial
Corp.
18,200 306,670
Kennedy-Wilson Holdings,
Inc.
3,500 50,820
Monmouth Real Estate
Investment Corp.
29,700 411,345
National Health Investors,
Inc.
6,600 397,782
Newmark Group, Inc.,
Class A
8,800 38,016
Physicians Realty Trust
+ 16,700 299,097
QTS Realty Trust, Inc.,
Class A
+ 4,100 258,382
Realogy Holdings Corp.
48,200 455,008
Industry Company Shares Value
Real Estate (continued)
Retail Opportunity
Investments Corp.
20,600 $ 214,549
RMR Group, Inc. (The),
Class A
5,500 151,085
STAG Industrial, Inc.
11,800 359,782
Terreno Realty Corp.
6,800 372,368
3,716,900
Utilities - 1.53%
Atlantic Power Corp.
* 245,900 481,964
TOTAL COMMON STOCKS - 97.59% 30,702,414
(Cost $32,501,743)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 2.56%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 805,548
805,548
TOTAL MONEY MARKET FUND - 2.56% 805,548
(Cost $805,548)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 5.74%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01% 1,804,915
1,804,915
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 5.74% 1,804,915
(Cost $1,804,915)
TOTAL INVESTMENTS - 105.89% $ 33,312,877
(Cost $35,112,206)
Liabilities in Excess of Other Assets - (5.89%) (1,851,853)
NET ASSETS - 100.00% $ 31,461,024
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2020.
^ Rate disclosed as of September 30, 2020.
+ This security or a portion of the security is out on loan as of
September 30, 2020. Total loaned securities had a value of
$4,324,888 as of September 30, 2020.
CVR - Contingent Value Right
PLC - Public Limited Company

Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
3
bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 9/30/2020 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 30,702,414 $ – $ – $ 30,702,414
Money Market
Fund – 805,548 – 805,548
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 1,804,915 – 1,804,915
TOTAL
$30,702,414 $2,610,463 $– $33,312,877
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.